CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	5 Months Ended	6 Months Ended	11 Months Ended	18 Months Ended
	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (75,417)	$ (5,063,402)	$ (254,336)	$ (5,317,738)
Adjustments to reconcile net loss to net cash used in operating activities:
In-kind contribution	38		9,057	119,730
Depreciation		4,449	425	6,610
Impairment of license		1,454		1,454
Impairment of goodwill		4,705,104		4,705,104
Warrants issued for services		12,323	110,673	12,323
Common stock issued for services		41,500		41,500
Financing cost to note holders for interest		31,250		31,250
Beneficial conversion		3,000		3,000
Changes in operating assets and liabilities:
Decrease / (increase) in prepaid expenses		2,082	(2,082)
Increase in accounts payable		26,347	3,000	29,347
Increase in accrued expenses		16,575		16,575
(Decrease) / increase in deferred revenue		(3,389)	4,960	1,571
Net Cash Used In Operating Activities	(75,379)	(222,707)	(128,303)	(349,274)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Deposits		(4,290)		(4,290)
Purchase of computer equipment and website	(4,768)	(5,155)	(25,708)	(32,599)
Cash acquired in acquisition		4,088		4,088
Net Cash Used In Investing Activities	(4,768)	(5,357)	(25,708)	(32,801)
CASH FLOWS FROM FINANCING ACTIVITIES:
Notes payable		30,000	15,000	45,000
Repayment of notes payable		(30,000)		(30,000)
Sale of common stock	143,000	267,462	153,000	420,462
Due to stockholder		1,389		1,389
Net Cash Provided By Financing Activities	143,000	268,851	168,000	436,851
NET INCREASE IN CASH	62,853	40,787	13,989	54,776
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		13,989
CASH AND CASH EQUIVALENTS AT END OF PERIOD	62,853	54,776	13,989	54,776
Supplemental disclosure of non cash investing & financing activities:
Cash paid for income taxes
Cash paid for interest expense
Impairment of goodwill acquired and license agreement		$ 4,706,558		$ 4,706,558
On March 16, 2011, the Company issued 144,000 shares of common stock in exchange for a note payable of $15,000 with a beneficial conversion feature valued at $3,000.
On March 16, 2011, the Company issued 12,403,374 common shares and 638,602 preferred shares for the acquisition of Mmax Media, Inc. The shares were valued at the closing stock price of $0.25 per share for total merger consideration of $4,696,072.